Related party transactions - Amount paid or received from related parties (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Related party transactions
Purchases of services from related parties	€ (4,567)	€ (5,350)
Receivables from related parties at reported period	601		€ 592
Payables to related parties at reported period	79		162
BW Group Limited (including subsidiaries)
Related party transactions
Purchases of services from related parties	(3,905)	€ (5,350)
Payables to related parties at reported period			10
Scorpio Holdings Limited (including subsidiaries)
Related party transactions
Purchases of services from related parties	(662)
Receivables from related parties at reported period	601		592
Payables to related parties at reported period	€ 79		€ 152